DERIVATIVE FINANCIAL INSTRUMENTS - Values Attributed to Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation In Derivative Financial Instruments [Abstract]
Derivative assets (liabilities), beginning balance	$ (40,800)	$ (229,942)
Derivative financial instruments exchanged into common shares of the Company		3,299
Addition of interest rate caps	14,477	1,034
Fair value gain (loss)	(20,085)	184,809
Derivative assets (liabilities), ending balance	(46,408)	(40,800)
Exchange/prepayment options
Disclosure Of Reconciliation In Derivative Financial Instruments [Abstract]
Derivative assets (liabilities), beginning balance	(51,158)	(230,305)
Derivative financial instruments exchanged into common shares of the Company		3,299
Addition of interest rate caps	0	0
Fair value gain (loss)	(2,630)	175,848
Derivative assets (liabilities), ending balance	(53,788)	(51,158)
Interest rate caps
Disclosure Of Reconciliation In Derivative Financial Instruments [Abstract]
Derivative assets (liabilities), beginning balance	10,358	363
Derivative financial instruments exchanged into common shares of the Company		0
Addition of interest rate caps	14,477	1,034
Fair value gain (loss)	(17,455)	8,961
Derivative assets (liabilities), ending balance	7,380	$ 10,358
Proceeds received from money interest rate caps	$ 17,661